Description of Business	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1.Description of Business

The Company’s business is to own and charter out containerships to leading liner companies.

On August 14, 2008, Global Ship Lease, Inc. (the “Company”) merged indirectly with Marathon Acquisition Corp., a company then listed on The American Stock Exchange, and with the pre-existing Global Ship Lease, Inc. GSL Holdings, Inc. was the surviving entity (the “Marathon Merger”), changed its name to Global Ship Lease, Inc. and became listed on The New York Stock Exchange (the “NYSE”).

On November 15, 2018, the Company completed a transformative transaction and acquired Poseidon Containers’ 20 containerships, one of which, the Argos, was contracted to be sold, which sale was completed in December 2018, (the “Poseidon Transaction”).

In 2021, the Company purchased 23 vessels. The Company purchased seven containerships of approximately 6,000 TEU each (the “Seven Vessels”), 12 containerships from Borealis Finance LLC (the “Twelve Vessels”) and four 5,470 TEU Panamax containerships (the “Four Vessels”). Also on June 30, 2021, vessel La Tour was sold.

During the second quarter of 2023, the Company purchased four 8,544 TEU vessels for an aggregate purchase price of $123,300, which were delivered in various dates in May and June 2023.

With these transactions and following the sale of GSL Amstel on March 23, 2023, the Company’s fleet comprises 68 containerships with average age weighted by TEU capacity of 16.7 years.

The following table provides information about the 68 vessels owned as at June 30, 2023.

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
Global Ship Lease 54 LLC	Liberia	CMA CGM Thalassa	11,040	2008	4Q25
Laertis Marine LLC	Marshall Islands	Zim Norfolk	9,115	2015	2Q27
Penelope Marine LLC	Marshall Islands	Zim Xiamen	9,115	2015	3Q27
Telemachus Marine LLC (3)	Marshall Islands	Anthea Y	9,115	2015	3Q25(4)
Global Ship Lease 53 LLC	Liberia	MSC Tianjin	8,603	2005	2Q24
Global Ship Lease 52 LLC	Liberia	MSC Qingdao	8,603	2004	2Q24
Global Ship Lease 43 LLC	Liberia	GSL Ningbo	8,603	2004	3Q27(5)
Global Ship Lease 72 LLC	Liberia	tbr GSL Alexandra	8,544	2004	3Q25(6)
Global Ship Lease 73 LLC	Liberia	tbr GSL Sofia	8,544	2003	3Q25(6)
Global Ship Lease 74 LLC	Liberia	tbr GSL Effie	8,544	2003	3Q25(6)
Global Ship Lease 75 LLC	Liberia	GSL Lydia	8,544	2003	2Q25(6)
Global Ship Lease 30 Limited	Marshall Islands	GSL Eleni	7,847	2004	3Q24(7)
Global Ship Lease 31 Limited	Marshall Islands	GSL Kalliopi	7,847	2004	3Q24(7)
Global Ship Lease 32 Limited	Marshall Islands	GSL Grania	7,847	2004	3Q24(7)
Alexander Marine LLC	Marshall Islands	Mary	6,927	2013	4Q28(8)
Hector Marine LLC	Marshall Islands	Kristina	6,927	2013	3Q29(8)
Ikaros Marine LLC	Marshall Islands	Katherine	6,927	2013	1Q29(8)
Philippos Marine LLC	Marshall Islands	Alexandra	6,927	2013	2Q29(8)
Aristoteles Marine LLC	Marshall Islands	Alexis	6,882	2015	2Q29(8)
Menelaos Marine LLC	Marshall Islands	Olivia I	6,882	2015	2Q29(8)
Global Ship Lease 35 LLC	Liberia	GSL Nicoletta	6,840	2002	3Q24
Global Ship Lease 36 LLC	Liberia	GSL Christen	6,840	2002	3Q23
Global Ship Lease 48 LLC	Liberia	CMA CGM Berlioz	6,621	2001	4Q25
Leonidas Marine LLC	Marshall Islands	Agios Dimitrios	6,572	2011	4Q23
Global Ship Lease 33 LLC	Liberia	GSL Vinia	6,080	2004	3Q24
Global Ship Lease 34 LLC	Liberia	GSL Christel Elisabeth	6,080	2004	2Q24

1. Description of Business (continued)

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
GSL Arcadia LLC	Liberia	GSL Arcadia	6,008	2000	2Q24(9)
GSL Melita LLC	Liberia	GSL Melita	6,008	2001	3Q24(9)
GSL Maria LLC	Liberia	GSL Maria	6,008	2001	4Q24(9)
GSL Violetta LLC (3)	Liberia	GSL Violetta	6,008	2000	4Q24(9)
GSL Tegea LLC	Liberia	GSL Tegea	5,992	2001	3Q24(9)
GSL Dorothea LLC	Liberia	GSL Dorothea	5,992	2001	3Q24(9)
GSL MYNY LLC	Liberia	GSL MYNY	6,008	2000	3Q24(9)
Tasman Marine LLC	Marshall Islands	Tasman	5,936	2000	4Q23(10)
Hudson Marine LLC	Marshall Islands	Zim Europe	5,936	2000	1Q24
Drake Marine LLC	Marshall Islands	Ian H	5,936	2000	2Q24
Global Ship Lease 68 LLC (3)	Liberia	GSL Kithira	5,470	2009	4Q24(11)
Global Ship Lease 69 LLC (3)	Liberia	GSL Tripoli	5,470	2009	4Q24(11)
Global Ship Lease 70 LLC (3)	Liberia	GSL Syros	5,470	2010	4Q24(11)
Global Ship Lease 71 LLC (3)	Liberia	GSL Tinos	5,470	2010	4Q24(11)
Hephaestus Marine LLC	Marshall Islands	Dolphin II	5,095	2007	1Q25
Zeus One Marine LLC	Marshall Islands	Orca I	5,095	2006	2Q24(12)
Global Ship Lease 47 LLC	Liberia	GSL Château d’If	5,089	2007	4Q26
GSL Alcazar Inc.	Marshall Islands	CMA CGM Alcazar	5,089	2007	3Q26
Global Ship Lease 55 LLC	Liberia	GSL Susan	4,363	2008	3Q27(13)
Global Ship Lease 50 LLC	Liberia	CMA CGM Jamaica	4,298	2006	1Q28(13)
Global Ship Lease 49 LLC	Liberia	CMA CGM Sambhar	4,045	2006	1Q28(13)
Global Ship Lease 51 LLC	Liberia	CMA CGM America	4,045	2006	1Q28(13)
Global Ship Lease 57 LLC	Liberia	GSL Rossi	3,421	2012	1Q26
Global Ship Lease 58 LLC	Liberia	GSL Alice	3,421	2014	2Q25
Global Ship Lease 59 LLC	Liberia	GSL Melina	3,404	2013	2Q24
Global Ship Lease 60 LLC	Liberia	GSL Eleftheria	3,404	2013	3Q25
Global Ship Lease 61 LLC	Liberia	GSL Mercer	2,824	2007	4Q24
Global Ship Lease 62 LLC	Liberia	Matson Molokai	2,824	2007	2Q25
Global Ship Lease 63 LLC	Liberia	GSL Lalo	2,824	2006	1Q24
Global Ship Lease 42 LLC	Liberia	GSL Valerie	2,824	2005	1Q25
Pericles Marine LLC	Marshall Islands	Athena	2,762	2003	2Q24
Global Ship Lease 64 LLC	Liberia	GSL Elizabeth	2,741	2006	2Q23
Global Ship Lease 65 LLC	Liberia	tbr GSL Chloe(14)	2,546	2012	4Q24
Global Ship Lease 66 LLC	Liberia	GSL Maren	2,546	2014	1Q24(15)
Aris Marine LLC	Marshall Islands	Maira	2,506	2000	3Q23
Aphrodite Marine LLC	Marshall Islands	Nikolas	2,506	2000	1Q24
Athena Marine LLC	Marshall Islands	Newyorker	2,506	2001	1Q24
Global Ship Lease 38 LLC	Liberia	Manet	2,272	2001	4Q24
Global Ship Lease 40 LLC	Liberia	Keta	2,207	2003	1Q25
Global Ship Lease 41 LLC	Liberia	Julie	2,207	2002	2Q25(16)
Global Ship Lease 45 LLC	Liberia	Kumasi	2,207	2002	1Q25
Global Ship Lease 44 LLC	Liberia	Akiteta	2,207	2002	4Q24

1.	Description of Business (continued)

(1)	All subsidiaries are 100% owned, either directly or indirectly;
(2)	Twenty-foot Equivalent Units;
(3)	Currently, under a sale and leaseback transaction (see note 2g);
(4)	Anthea Y was forward fixed to a leading liner operator for a period of 24 months +/- 30 days, with the new charter to commence upon expiry of the existing charter in 3Q or 4Q23.
(5)	GSL Ningbo was forward fixed to a leading liner company for minimum 48 months - maximum 52 months. The new charter is scheduled to commence in 3Q 2023;
(6)	Tbr GSL Alexandra, tbr GSL Sofia, tbr GSL Effie and GSL Lydia delivered in 2Q23 and were chartered for a period of minimum 24 months - maximum 28 months, plus additional added drydocking days in accordance plus 12 months in charterer’s option +/- 30 days.
(7)	GSL Eleni delivered 2Q2019 and is chartered for five years; GSL Kalliopi (delivered 4Q2019) and GSL Grania (delivered 3Q2019) are chartered for three years plus two successive periods of one year each at the option of the charterer. The first of these extension options was exercised for both vessels in 2Q 2022 and commenced for GSL Grania and for GSL Kalliopi in 3Q and in 4Q 2022, respectively. The second of these extension options was exercised for both vessels in 2Q 2023 and will commence for both vessels in 3Q23;
(8)	Mary, Kristina, Katherine, Alexandra, Alexis, Olivia I were forward fixed to a leading liner company for 60 months +/- 45 days, after which the charterer has the option to extend each charter for a further two years. The new charters are scheduled to commence as each of the existing charters expire, between approximately late 2023 and late 2024 following the expiration of the existing charters;
(9)	GSL Arcadia, GSL Melita, GSL Maria, GSL Violetta, GSL Tegea, GSL Dorothea, GSL MYNY. Thereafter, the charterer has the option to extend each charter for a further 12 months, after which they have the option to extend each charter for a second time - for a period concluding immediately prior to each respective vessel’s 25th year drydocking and special survey;
(10)	Tasman. 12-month extension at charterer’s option was exercised in 2Q 2022 and commenced in 3Q 2022;
(11)	GSL Kithira, GSL Tripoli, GSL Syros, GSL Tinos were chartered for a period of three years from their delivery dates in 2021, after which the charterer has the option to extend each charter for a further three years;
(12)	Orca I. After the initial firm period of the charter, the charterer has the option to extend the charter for a further 12-14 months;
(13)	GSL Susan, CMA CGM Jamaica, CMA CGM Sambhar and CMA CGM America were each forward fixed to a leading liner company for a period of five years with up to +/- 45 days in charterer’s option. The new charter for GSL Susan commenced in October 2022, while the remaining charters commenced in March 2023;
(14)	“tbr” means “to be renamed”;
(15)	GSL Maren. Charter extended for a period of 11 to 14 months and commenced at the end of 1Q 2023;
(16)	Julie. Julie was forward fixed to a leading liner company for a period 24 months +/- 30 days in charterer’s option. The new charter is scheduled to commence in 3Q23.